CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Feb. 28, 2022 CNY (¥) shares	Feb. 28, 2022 $ / shares	Feb. 28, 2021 CNY (¥) shares	Feb. 28, 2021 $ / shares
Accounts receivable and contract assets, allowance for credit losses | ¥	¥ 215		¥ 215
Other receivables, deposits and other assets, allowance for credit losses | ¥	5,052		5,052
Amount due from related parties, allowance for credit losses | ¥	¥ 332
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, authorized	500,000,000		500,000,000
Ordinary shares, issued	21,238,806		23,131,195
Ordinary shares, outstanding	21,238,806		23,131,195
Treasury shares	2,863,117		970,788